Summary of Significant Accounting Policies - Schedule of Restricted Cash Balance (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Restricted Cash balances in:
Total Restricted Cash balances			¥ 497,108	$ 70,016	¥ 70,102,863	¥ 63,757,000
Financial institutions in Chinese mainland [Member] | Denominated in the RMB [Member]
Restricted Cash balances in:
Total Restricted Cash balances			¥ 497,108